Derivative Instruments - Interest Rate Swap Agreements (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
United States Dollar-denominated interest rate swaps 1 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	$ 408,143
Fair Value /Carrying Amount of Assets (Liability)	(79,307)
Weighted-Average Remaining Term (Years)	23 years 7 months 6 days
Fixed Interest Rate (%)	4.90%
United States Dollar-denominated interest rate swaps 2 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	200,083
Fair Value /Carrying Amount of Assets (Liability)	(45,768)
Weighted-Average Remaining Term (Years)	5 years 8 months 12 days
Fixed Interest Rate (%)	6.20%
United States Dollar-denominated interest rate swaps 3 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	90,000
Fair Value /Carrying Amount of Assets (Liability)	(14,371)
Weighted-Average Remaining Term (Years)	5 years 2 months 12 days
Fixed Interest Rate (%)	4.90%
United States Dollar-denominated interest rate swaps 4 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	100,000
Fair Value /Carrying Amount of Assets (Liability)	(16,526)
Weighted-Average Remaining Term (Years)	3 years 6 months
Fixed Interest Rate (%)	5.30%
United States Dollar-denominated interest rate swaps 5 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	200,000
Fair Value /Carrying Amount of Assets (Liability)	(41,089)
Weighted-Average Remaining Term (Years)	15 years 6 months
Fixed Interest Rate (%)	5.20%
United States Dollar-denominated interest rate swaps 6 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	469,018
Fair Value /Carrying Amount of Assets (Liability)	108,606
Weighted-Average Remaining Term (Years)	23 years 7 months 6 days
Fixed Interest Rate (%)	4.80%
Euro-denominated interest rate swaps [Member]
Derivative [Line Items]
Interest Rate Index	EURIBOR
Principal Amount	329,480
Fair Value /Carrying Amount of Assets (Liability)	(31,387)
Weighted-Average Remaining Term (Years)	11 years
Fixed Interest Rate (%)	3.10%
Interest rate swap agreements [Member]
Derivative [Line Items]
Fair Value /Carrying Amount of Assets (Liability)	$ (119,842)